Document and Entity Information	Apr. 23, 2026
Cover [Abstract]
Entity Registrant Name	Blackstone Private Real Estate Credit & Income Fund
Amendment Flag	false
Entity Central Index Key	0002049733
Document Type	8-K
Document Period End Date	Apr. 23, 2026
Entity Incorporation State Country Code	DE
Entity File Number	814-01853
Entity Tax Identification Number	33-6657275
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true